Annual Total Returns - FidelityUSBondIndexFund-PRO - FidelityUSBondIndexFund-PRO - Fidelity U.S. Bond Index Fund - Fidelity U.S. Bond Index Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return 2013	(2.19%)
Annual Return 2014	5.99%
Annual Return 2015	0.63%
Annual Return 2016	2.51%
Annual Return 2017	3.49%
Annual Return 2018	0.03%
Annual Return 2019	8.48%
Annual Return 2020	7.80%
Annual Return 2021	(1.79%)
Annual Return 2022	(13.04%)